Loans, financing, debentures and derivative financial instruments - Summary of Principal Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Long term debt	R$ 9,774,763	R$ 8,389,684
1 to 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	1,879,412	817,898
2 to 3 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	2,243,967	782,965
3 to 4 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	1,023,820	2,268,647
4 to 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	1,691,595	0
More than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	R$ 2,935,969	R$ 4,520,174